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                               BISYS Fund Services
                          100 Summer Street, Suite 1500
                           Boston, Massachusetts 02110



August 4, 2004


VIA EDGAR
---------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      First Focus Funds, Inc.
         SEC File No. 033-85982
         -----------------------

Commissioners:

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned has been authorized by the First Focus Funds, Inc. (the "Funds") to certify that the form of prospectus and the statement of additional information dated July 31, 2004 that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

         If you have any questions regarding the filing, please call the undersigned at 617-824-1345.

Sincerely,


/s/Thomas J. Reyes
----------------------
Thomas J. Reyes


cc:      Donald F. Burt, Esq.
         Meg Davies